ORGANIZATION AND NATURE OF THE BUSINESS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Series 1, Class A Preferred Equity Units
Disclosure of subsidiaries
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of subsidiaries
Cumulative dividend rate	6.375%
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Disclosure of subsidiaries
Cumulative dividend rate	5.75%
6.25% Class A Cumulative Redeemable Units, Series 1
Disclosure of subsidiaries
Cumulative dividend rate	6.25%
Brookfield Property Partners L.P.
Disclosure of subsidiaries
Economic interest	36.00%	36.00%